Property and Equipment, net (Details) - Schedule of property and equipment net - DocGo Inc. and Subsidiaries [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 20,881,155	$ 14,975,210
Less: accumulated depreciation	(8,147,266)	(5,869,613)
Property and equipment, net	12,733,889	9,105,597
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,977,808	1,044,555
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	527,284	200,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37,800	37,800
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,772,251	10,418,045
Medical equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,949,566	2,681,510
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 616,446	$ 593,300